Segment Information (Details) - Schedule of Revenues by Domestic and Overseas - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Segment Information (Details) - Schedule of Revenues by Domestic and Overseas [Line Items]
Revenues	$ 150,356,539	$ 152,022,381	$ 126,061,693
Mainland China [Member]
Segment Information (Details) - Schedule of Revenues by Domestic and Overseas [Line Items]
Revenues	134,185,815	137,915,276	112,511,341
Singapore [Member]
Segment Information (Details) - Schedule of Revenues by Domestic and Overseas [Line Items]
Revenues	8,733,344	9,559,951	9,613,026
Hong Kong [Member]
Segment Information (Details) - Schedule of Revenues by Domestic and Overseas [Line Items]
Revenues	4,311,182	3,365,491	3,728,039
United States [Member]
Segment Information (Details) - Schedule of Revenues by Domestic and Overseas [Line Items]
Revenues	2,779,313	883,478	34,740
Japan [Member]
Segment Information (Details) - Schedule of Revenues by Domestic and Overseas [Line Items]
Revenues	254,601	137,053	26,419
Malaysia [Member]
Segment Information (Details) - Schedule of Revenues by Domestic and Overseas [Line Items]
Revenues	$ 92,284	$ 161,132	$ 148,128